Trade Accounts Payable - Schedule of Trade Accounts Payable (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of trade payables [Line Items]
Trade accounts payable	$ 110,591	R$ 365,835	R$ 335,430
Denominated in local currency [member]
Disclosure of trade payables [Line Items]
Trade accounts payable	102,671	339,634	315,072
Denominated in other currencies [member]
Disclosure of trade payables [Line Items]
Trade accounts payable	$ 7,920	R$ 26,201	R$ 20,358